Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Organization and Business Operations
Note
1-Description
of Organization and Business Operations
Organization and General
CITIC Capital Acquisition Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on September 9, 2019. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). Although the Company is not limited to a particular industry or sector for purposes of consummating a Business Combination, the Company intends to focus its search on the energy efficiency, clean technology and sustainability sectors. The Company is an emerging growth company and, as such, the Company is subject to all of the risks associated with emerging growth companies.
As of December 31, 2021, the Company had not commenced any operations. All activity through December 31, 2021 relates to the Company’s formation, the initial public offering described below, and, since the completion of the Initial Public Offering (“IPO”) as defined below, searching for a target to consummate a Business Combination and merger related expenses. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company will generate non-operating
income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO and will recognize changes in the fair value of warrant liability as other income (expense).
The Company’s sponsor is CITIC Capital Acquisition LLC, a Cayman Islands limited liability company (the “Sponsor”).
Merger
On June 21, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, CITIC Capital Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Quanergy Systems, Inc., a Delaware corporation (“Quanergy”).
At the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub was merged with and into Quanergy, the separate corporate existence of Merger Sub ceased and Quanergy was the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”); as a result of the Merger, among other things, in the aggregate, a number of the Company’s ordinary shares (or a number of the Company’s common shares after its Domestication (as defined below), the “Quanergy PubCo common share”) equal to the quotient obtained by dividing (x) $970,000,000 by (y) $10.00 will be issued or issuable to holders of outstanding Quanergy capital stock, including any shares of Quanergy capital stock issued or issuable pursuant to exercise or conversion of any warrants or convertible notes, and Quanergy equity awards, calculated using the treasury stock method of accounting; and upon the effective time of the Merger (the “Effective Time”), the Company immediately was renamed “Quanergy Systems, Inc.”
The Agreement contains customary representations and warranties, covenants, closing conditions, termination fee provisions and other terms relating to the initial Business Combination and the other transactions contemplated thereby.
The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of the Company and Quanergy, (ii) effectiveness of the proxy / registration statement on
Form S-4 to
be filed by the Company in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act and the achievement of CFIUS clearance (as contemplated by the Merger Agreement), (iv) receipt of approval for listing on the NYSE of the Quanergy PubCo common shares to be issued in connection with the Merger, (v) that after redemption, the Company’s net tangible assets shall be no less than $5,000,001 upon Closing and (vi) the absence of certain injunctions.
Other conditions to Quanergy’s obligations to consummate the Merger include, among others, that as of the Closing, (i) the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”), and (ii) the amount of cash available in (x) the Trust Account, following the extraordinary general meeting, into which substantially all of the proceeds of the Company’s initial public offering and private placements of its warrants have been deposited for the benefit of the Company, certain of its public shareholders and the underwriters of the Company’s initial public offering, after deducting the amount required to satisfy the Company’s obligations to its shareholders (if any) that exercise their rights to redeem their Class A Ordinary Shares pursuant to the Companies Act (as revised) of the Cayman Islands the Company’s Amended and Restated Memorandum and Articles of Association ( the “Cayman Constitutional Documents”) (the “Trust Amount”) plus (y) the PIPE Investment (as defined below), is at least equal to $175,000,000.
The Company has entered into subscription agreements (the “Subscription Agreements”) with certain institutional and accredited investors, including, among others, certain existing equityholders of Quanergy (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase, in the aggregate, 4,000,000 shares of Quanergy PubCo common shares at $10.00 per share for an aggregate commitment amount of $40 million (the “PIPE Investment Amount”).
On February 8, 2022 (the “Closing Date”), the Company consummated the previously announced merger (the “Closing”) pursuant to the Merger Agreement, by and among the Company and Quanergy Systems, Inc., a Delaware corporation (when referred to in its pre-Business
Combination (as defined below) capacity, “Legacy Quanergy”). On January 28, 2022, Legacy Quanergy changed its corporate name to Quanergy Perception Technologies, Inc. The Company’s shareholders approved the business combination (the “Business Combination”) and the change of the Company’s jurisdiction of incorporation from the Cayman Islands to the State of Delaware by deregistering as an exempted company in the Cayman Islands and domesticating and continuing as a corporation formed under the laws of the State of Delaware (the “Domestication”) at an extraordinary general meeting of stockholders held on January 31, 2022 (the “Special Meeting”). In connection with the Special Meeting and the Business Combination, holders of 26,867,796 of the Company’s Class A ordinary shares (“Class A Ordinary Shares”), or approximately 97.3% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.07 per share, for an aggregate redemption amount of $270,503,771. On February 8, 2022, holders of 600,000 of the Company’s Class A ordinary shares (“Class A Ordinary Shares”), or approximately 2.2% of the shares with redemption rights, reversed their prior redemptions, resulting in $6,040,773 being returned to the trust account established at the consummation of the Company’s initial public offering prior to the Closing.
On the Closing Date, purchasers subscribed to purchase from the Company an aggregate of 3,650,000 shares of the Company’s Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $36,500,000, pursuant to separate subscription agreements (each, a “Subscription Agreement”). The sale of PIPE Shares was consummated substantially concurrently with the Closing.
Financing
The registration statement for the Company’s Initial Public Offering (as defined below) was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 10, 2020. On February 13, 2020, the Company consummated its Initial Public Offering (the “Initial Public Offering”) of 27,600,000 units (each, a “Unit” and collectively, the “Units”), including 3,600,000 Units issued pursuant to the exercise in full of the underwriters’ over-allotment option, at $10.00 per Unit, generating gross proceeds of $276 million, and incurring offering costs of approximately $15.70 million, inclusive of $9.66 million in deferred underwriting commissions (Note 3). The Company intends to finance its initial Business Combination with the proceeds from the Initial Public Offering and a $7.52 million private placement of warrants (the “Private Placement Warrants”) (Note 4). Upon the closing of the Initial Public Offering and the Private Placement, $276 million was held in a trust account (discussed below). As of December 31, 2021, the Company had approximately $31,344 in cash held outside of the trust account (discussed below).
Trust Account
Upon the closing of the Initial Public Offering, $276 million ($10.00 per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering, including the proceeds of the Private Placement Warrants, was held in a trust account (the “Trust Account”), located in the United States at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee, and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, of 1940, as amended (the “Investment Company Act”) having a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment
Company Act which invest only in direct U.S. government treasury obligations, until the earlier of: (i) the completion of a Business Combination or (ii) the distribution of the Trust Account as described below.

Initial Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. The Company must complete an initial Business Combination with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding the amount of any deferred underwriting discount held in the Trust Account) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
The Company provided its holders (the “Public Shareholders”) of its Class A ordinary shares, par value $0.0001, sold in the Initial Public Offering (the “Public Shares”), with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination. In connection with an extraordinary general meeting of stockholders held on January 31, 2022 (the “Special Meeting”) and the Business Combination, holders of 26,867,796 of the Company’s Class A ordinary shares, or approximately 97.3% of the shares with redemption rights, exercised their right to redeem their shares for cash at a redemption price of approximately $10.07 per share, for an aggregate redemption amount of $270,503,771. On February 8, 2022, holders of 600,000 of the Company’s Class A ordinary shares, or approximately 2.2% of the shares with redemption rights, reversed their prior redemptions, resulting in $6,040,773 being returned to the trust account established at the consummation of the Company’s IPO prior to the Closing. The per-share
amount to be distributed to Public Shareholders who redeem their Public Shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters (as discussed in Note 4). These Public Shares were classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
The Company’s Sponsor, officers and directors (the “initial shareholders”) have agreed, pursuant to a written agreement with the Company, that they will not propose any amendment to the Amended and Restated Memorandum and Articles of Association (A) to modify the substance or timing of the Company’s obligation to allow redemption in connection with the initial Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within 24 months from the closing of the Initial Public Offering (the “Combination Period”), which is February 13, 2022, or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial
Business Combination activity, unless the Company provides the Public Shareholders with the opportunity to redeem their Class A ordinary shares upon approval of any such amendment at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, divided by the number of then outstanding public shares.
The Company had 24 months (until February 13, 2022) from the closing of the Initial Public Offering to complete its initial Business Combination. On February 8, 2022, the Business Combination with Quanergy was closed, see detail above in Note 1 Merger section.
Liquidity
As of December 31, 2021 and 2020, the Company had cash outside the Trust Account of $31,344 and $981,606 available for working capital needs. All cash and securities held in the Trust Account are generally unavailable for the Company’s use, prior to an initial Business Combination, and are restricted for use either in a Business Combination or to redeem ordinary shares. As of December 31, 2021, none of the amount in the Trust Account was available to be withdrawn as described above.
Through December 31, 2021, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares, advances from the Sponsor in an aggregate amount of $300,000 which were repaid upon the Initial Public Offering (as described in Note 3), the remaining net proceeds from the Initial Public Offering and Private Placement (as described in Note 3 and 4) and the amount due to related parties of $1,659,679(as described in Note 4).
On June 21, 2021, the Company has entered into the Subscription Agreements with PIPE Investors, pursuant to which the PIPE Investors agreed to purchase, in the aggregate, 4,000,000 shares of Quanergy PubCo common shares at $10.00 per share for an aggregate commitment amount of $40 million. The PIPE Investment Amounts will be used to pay the expenses related to the Business Combination with Quanergy. On February 8, 2022, the Business Combination with Quanergy was closed. Based on the foregoing, management believes that the surviving corporation will have sufficient working capital and borrowing capacity to meet its needs through one year from this filing.